Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenue	R (41,733)	R (29,245)	R (26,912)
Production costs	29,774	22,048	20,324
Production profit per segment report	11,959	7,197	6,588
Amortisation and depreciation of mining assets	(3,777)	(3,409)	(3,961)
Amortisation and depreciation of assets other than mining assets	(98)	(99)	(93)
Rehabilitation expenditure	(135)	(47)	(33)
Care and maintenance cost of restructured shafts	(144)	(146)	(134)
Employment termination and restructuring costs	(332)	(40)	(242)
Share-based payments	(114)	(130)	(155)
Impairment of assets	(1,124)	0	(3,898)
Other	9	11	(29)
Gross profit/(loss)	6,244	3,337	(1,957)
Corporate, administration and other expenditure	(1,068)	(611)	(731)
Exploration expenditure	(177)	(205)	(148)
Gains/(losses) on derivatives	1,022	(1,678)	484
Foreign exchange translation gain/(loss)	670	(892)	(86)
Other operating expenses	(241)	(309)	(100)
Operating profit/(loss)	6,450	(358)	(2,538)
Gain on bargain purchase	303	0	0
Acquisition-related costs	(124)	(45)	0
Share of profits from associate	83	94	59
Investment income	331	375	308
Finance costs	(661)	(661)	(575)
Profit/(loss) before taxation	6,382	(595)	(2,746)
Non-current assets
Property, plant and equipment	33,597	29,186
Intangible assets	365	536
Restricted cash and investments	5,232	3,642
Investments in associates	126	146	110
Deferred tax assets	272	531
Other non-current assets	332	435
Derivative financial assets	328	50
Current assets
Inventories	2,542	2,421
Restricted cash and investments	67	62
Trade and other receivables	1,652	1,308
Derivative financial assets	1,471	18
Cash and cash equivalents	2,819	6,357	993	R 706
Total assets	48,803	44,692	36,736
Mining assets
Non-current assets
Property, plant and equipment	26,487	22,174
Mining assets under construction
Non-current assets
Property, plant and equipment	2,732	2,714
Undeveloped properties
Non-current assets
Property, plant and equipment	3,988	4,024
Other non-mining assets
Non-current assets
Property, plant and equipment	390	274
Operating segments
Disclosure of operating segments [line items]
Revenue	(40,698)	(28,307)	(26,146)
Production costs	28,739	21,110	19,558
Production profit per segment report	11,959	7,197	6,588
Reconciliation of segment information to the consolidated income statement and balance sheet
Disclosure of operating segments [line items]
Revenue	(1,035)	(938)	(766)
Production costs	1,035	938	766
Production profit per segment report	0	0	0
Unallocated amounts
Disclosure of operating segments [line items]
Cost of sales items other than production costs	(5,715)	(3,860)	(8,545)
Amortisation and depreciation of mining assets	(3,777)	(3,409)	(3,961)
Amortisation and depreciation of assets other than mining assets	(98)	(99)	(93)
Rehabilitation expenditure	(135)	(47)	(33)
Care and maintenance cost of restructured shafts	(144)	(146)	(134)
Employment termination and restructuring costs	(332)	(40)	(242)
Share-based payments	(114)	(130)	(155)
Impairment of assets	(1,124)	0	(3,898)
Other	9	11	(29)
Gross profit/(loss)	6,244	3,337	(1,957)
Corporate, administration and other expenditure	(1,068)	(611)	(731)
Exploration expenditure	(177)	(205)	(148)
Gains/(losses) on derivatives	1,022	(1,678)	484
Foreign exchange translation gain/(loss)	670	(892)	(86)
Other operating expenses	(241)	(309)	(100)
Operating profit/(loss)	6,450	(358)	(2,538)
Gain on bargain purchase	303	0	0
Acquisition-related costs	(124)	(45)	0
Share of profits from associate	83	94	59
Investment income	331	375	308
Finance costs	(661)	(661)	(575)
Non-current assets
Property, plant and equipment	6,741	7,116	6,604
Intangible assets	365	536	533
Restricted cash and investments	5,232	3,642	3,393
Investments in associates	126	146	110
Deferred tax assets	272	531	1
Other non-current assets	332	435	376
Derivative financial assets	328	50	197
Current assets
Inventories	2,542	2,421	1,967
Restricted cash and investments	67	62	44
Trade and other receivables	1,652	1,308	1,064
Derivative financial assets	1,471	18	309
Cash and cash equivalents	2,819	6,357	993
Total assets	21,947	22,622	15,591
Unallocated amounts | Mining assets
Non-current assets
Property, plant and equipment	757	1,062	989
Unallocated amounts | Mining assets under construction
Non-current assets
Property, plant and equipment	3,989	4,025	3,965
Unallocated amounts | Undeveloped properties
Non-current assets
Property, plant and equipment	411	115	115
Unallocated amounts | Other non-mining assets
Non-current assets
Property, plant and equipment	R 1,584	R 1,914	R 1,535